Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current
Cash and cash equivalents	$ 20,832	$ 28,361
Marketable securities	24,577	53,430
Amounts receivable	1,101	669
Prepaid expenses	1,031	960
Total current assets	47,541	83,420
Property and equipment	2,155	2,882
Intangible assets	5,652	7,990
Other assets	111	111
Total non-current assets	7,918	10,983
Total assets	55,459	94,403
Current
Accounts payable and accrued liabilities	12,896	14,092
Other current liabilities	460	428
Total current liabilities	13,356	14,520
Loan payable		98
Deferred lease inducement	375	407
Other liabilities	127	801
Total non-current liabilities	502	1,306
Total liabilities	13,858	15,826
EQUITY
Common shares	154,017	145,920
Series I preferred shares	2,489	7,586
Series II preferred shares	45,120	45,120
Warrants		6,871
Contributed surplus	24,572	15,191
Deficit	(184,597)	(142,111)
Total equity	41,601	78,577
Total liabilities and equity	$ 55,459	$ 94,403